Consolidated Statements of Changes in Equity - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares (Note 18)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) (Note 19)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period (shares) at Dec. 31, 2022		482.2
Balance, beginning of period at Dec. 31, 2022	$ 22,842	$ 14,656	$ 1,623	$ 10	$ 1,008	$ 3,733	$ 1,812
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,710					1,573	137
Other comprehensive (loss) income	(396)				(355)		(41)
Common shares issued (shares)		8.4
Common shares issued	452	$ 452
Subsidiary dividends paid to non-controlling interests	(83)						(83)
Dividends declared on common shares	(1,127)					(1,127)
Dividends on preference shares	(67)					(67)
Other	1			(1)			2
Balance, end of period (shares) at Dec. 31, 2023		490.6
Balance, end of period at Dec. 31, 2023	23,332	$ 15,108	1,623	9	653	4,112	1,827
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,828					1,680	148
Other comprehensive (loss) income	1,570				1,414		156
Common shares issued (shares)		8.7
Common shares issued	481	$ 481
Advances from non-controlling interests	21						21
Subsidiary dividends paid to non-controlling interests	(110)						(110)
Dividends declared on common shares	(1,197)					(1,197)
Dividends on preference shares	(74)					(74)
Other	2			(1)			3
Balance, end of period (shares) at Dec. 31, 2024		499.3
Balance, end of period at Dec. 31, 2024	$ 25,853	$ 15,589	$ 1,623	$ 8	$ 2,067	$ 4,521	$ 2,045